Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
PLUMB BALANCED FUND

WISCONSIN CAPITAL FUNDS, INC.

PLUMB BALANCED FUND

PLUMB EQUITY FUND

Supplement Dated April 14, 2014 to

Prospectus

Dated August 1, 2013

The purpose of this Supplement is to correct information relating to the annual total returns for the Balanced Fund's Blended Benchmark and for the Barclays Capital Intermediate Government/Credit Bond Index, a component of that Blended Benchmark, which was incorrect as a result of administrative error. The table below replaces, in its entirety, Table II on Page 7 of the Prospectus dated August 1, 2013.

Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Plumb Balanced Fund	Return Before Taxes	4.97%	0.53%	(0.64%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions	Return After Taxes on Distributions	4.59%	0.14%	(1.03%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.73%	0.36%	(0.63%)	May 24, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	1.21%	May 24, 2007
Barclays Capital Intermediate Government/ Credit Bond Index	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	5.66%	May 24, 2007
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	13.55%	(6.57%)	(5.82%)	May 24, 2007
Blended Benchmark	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	11.59%	2.51%	2.47%	May 24, 2007